EQUITY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Common stock issued for services	320,000	50,000
Fair value of shares issued for services	$ 133,406	$ 67,500
Increase in prepaid expenses		33,750
Legal settlement, amount	$ 150,000
Shares issued in legal settlement	160,908
Reimbursement of legal expenses	$ 3,000
Settlement expense	38,437
Stock based compensation	207,112	$ 33,750	$ 1,333,871	$ 1,946,772
Net proceeds from offering	1,945,244		$ 1,062,420
Series B Preferred Stock [Member]
Sale of stock, amount	$ 2,130,750
Sale of stock, price per share	$ 0.55
Series B Preferred Stock [Member] | Private Placement [Member]
Sale of stock, amount	$ 2,130,750
Warrants issued	$ 2,905,568
Preferred stock issued private placement	3,874,088
Stock based compensation	$ 12,695
Cash fee to placement agents	$ 147,451
Placement agent warrants	309,927
Fair value of placement agent warrants	$ 158,411
Net proceeds from offering	1,945,244
Non-cash deemed dividend	$ 1,067,491
Series A Preferred Stock [Member] | Warrants [Member]
Exercise price	$ 0.70
Series A Preferred Stock [Member] | Warrants [Member] | Placement Agent [Member]
Fair value of shares issued for services	$ 158,441
Warrants issued	$ 2,905,568
Warrants [Member] | $1.50 [Member]
Shares issued in legal settlement	25,000
Exercise price	$ 1.50
Warrants [Member] | $2.10 [Member]
Shares issued in legal settlement	75,000
Exercise price	$ 2.10